UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended:  September 30, 2009

Check here if Amendment [ ]: Amendment Number:_______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Schooner Capital Corporation
Address:	745 Atlantic Avenue, 11th Floor
		Boston, MA  02111

13F file number:  028-10686

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Vincent J. Ryan
Title:	President
Phone:	(617) 357-9031

Signature, Place, and Date of signing:

Vincent J. Ryan 	Boston, MA 		October 5, 2009
------------------	----------		----------------
[Signature]		[City, State]		[Date]



Report Type (Check only one.):

[X]	13F HOLDING REPORT
[ ]  	13F NOTICE
[ ]	13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	3
Form 13F Information Table Value Total:	$248,685


List of Other Included Managers:

None







                                                   Form 13F Information Table

                               Title of              Value     SHRS OR SH/ PUT/  INVESTMENT OTHER       VOTING AUTHORITY
           Name of Issuer        Class    Cusip     (x$1000)   PRN AMT PRN CALL  DISCRETION MNGRS   SOLE   SHARED   NONE
------------------------------ -------- ----------- --------  --------- -------- ---------- -----  ----------------------
IRON MTN INC PA                  COM    462846 10 6  246,185  9,234,256   SH     SOLE              6,283,666    2,950,590

EDCI HLDGS INC			 COM	268315 10 8    1,708    287,500	  SH	 SOLE		     287,500

MERITOR SVGS BK PA		 COM	590007 10 0      792    266,700	  SH	 SOLE		     266,700

                                                     248,685  9,788,456
